PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT
Summary of premises and equipment

	At December 31,		Estimated
	2012	2011	Useful Lives
	(In thousands)
Premises:
Land	$279	$279
Buildings and improvements	4,867	4,860	5 - 40 years
Equipment	2,282	2,286	3 - 7 years
	7,428	7,425
Less accumulated depreciation and amortization	(3,675)	(3,543)

Premises and equipment, net	$3,753	$3,882